UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - REIT Index Portfolio
Schedule of Investments
March 31,2005

	Shares	Market Value ($000)

REAL ESTATE INVESTMENT TRUSTS (98.0%)

Simon Property Group, Inc. REIT	338,261	$20,492
Equity Office Properties Trust REIT	647,317	19,504
Equity Residential REIT	453,910	14,620
Vornado Realty Trust REIT	183,722	12,726
General Growth Properties Inc. REIT	357,749	12,199
ProLogis REIT	295,201	10,952
Archstone-Smith Trust REIT	316,821	10,807
Public Storage, Inc. REIT	176,313	10,039
Boston Properties, Inc. REIT	166,383	10,021
Host Marriott Corp. REIT	531,414	8,800
Kimco Realty Corp. REIT	152,881	8,240
Avalonbay Communities, Inc. REIT	116,024	7,761
Duke Realty Corp. REIT	228,899	6,833
Developers Diversified Realty Corp. REIT	164,362	6,533
Apartment Investment & Management Co. Class A REIT	152,311	5,666
Liberty Property Trust REIT	137,415	5,366
Regency Centers Corp. REIT	107,133	5,103
The Macerich Co. REIT	95,129	5,068
AMB Property Corp. REIT	133,278	5,038
Health Care Properties Investors REIT	213,537	5,012
Weingarten Realty Investors REIT	135,750	4,685
Mills Corp. REIT	87,900	4,650
United Dominion Realty Trust REIT	212,723	4,440
Catellus Development Corp. REIT	165,238	4,404
New Plan Excel Realty Trust REIT	164,733	4,136
Hospitality Properties Trust REIT	102,410	4,135
Mack-Cali Realty Corp. REIT	97,634	4,135
Federal Realty Investment Trust REIT	83,492	4,037
Camden Property Trust REIT	84,708	3,984
Reckson Associates Realty Corp. REIT	129,166	3,965
HRPT Properties Trust REIT	321,284	3,827
Trizec Properties, Inc. REIT	194,925	3,704
SL Green Realty Corp. REIT	65,240	3,668
Arden Realty Group, Inc. REIT	105,554	3,573
CBL & Associates Properties, Inc. REIT	47,625	3,406
Ventas, Inc. REIT	135,539	3,383
Pan Pacific Retail Properties, Inc. REIT	58,559	3,323
CenterPoint Properties Corp. REIT	78,398	3,214
Realty Income Corp. REIT	127,122	2,909
BRE Properties Inc. Class A REIT	80,777	2,851
Healthcare Realty Trust Inc. REIT	76,665	2,794
CarrAmerica Realty Corp. REIT	87,413	2,758
Shurgard Storage Centers, Inc. Class A REIT	67,231	2,755
Health Care Inc. REIT	84,015	2,688
American Financial Realty Trust REIT	178,095	2,606
First Industrial Realty Trust REIT	68,603	2,595
Colonial Properties Trust REIT	64,169	2,466
Brandywine Realty Trust REIT	85,958	2,441
Crescent Real Estate, Inc. REIT	148,744	2,431
Prentiss Properties Trust REIT	68,515	2,340
Essex Property Trust, Inc. REIT	33,213	2,290
Capital Automotive REIT	68,848	2,280
Pennsylvania REIT	55,191	2,225
Taubman Co. REIT	78,040	2,165
Alexandria Real Estate Equities, Inc. REIT	33,597	2,163
Nationwide Health Properties, Inc. REIT	106,857	2,160
Home Properties, Inc. REIT	53,700	2,084
Highwood Properties, Inc. REIT	73,413	1,969
Washington REIT	66,990	1,926
Post Properties, Inc. REIT	60,950	1,892
Kilroy Realty Corp. REIT	45,927	1,879
Cousins Properties, Inc. REIT	71,130	1,840
Equity One, Inc. REIT	88,121	1,814
Lexington Corporate Properties Trust REIT	77,906	1,709
Heritage Property Investment Trust REIT	56,326	1,672
Maguire Properties, Inc. REIT	69,444	1,658
Senior Housing Properties Trust REIT	99,127	1,653
Gables Residential Trust REIT	47,164	1,571
Entertainment Properties Trust REIT	36,844	1,526
Corporate Office Properties Trust, Inc. REIT	55,880	1,480
Commercial Net Lease Realty REIT	79,153	1,460
LaSalle Hotel Properties REIT	47,894	1,391
Glimcher Realty Trust REIT	57,169	1,355
EastGroup Properties, Inc. REIT	35,000	1,320
PS Business Parks, Inc. REIT	31,656	1,276
Mid-America Apartment Communities, Inc. REIT	31,492	1,149
Equity Lifestyle Properties, Inc. REIT	31,222	1,101
CRT Properties, Inc. REIT	50,369	1,097
Glenborough Realty Trust, Inc. REIT	54,871	1,049
* FelCor Lodging Trust, Inc. REIT	81,644	1,015
Sovran Self Storage, Inc. REIT	25,423	1,008
AMLI Residential Properties Trust REIT	36,777	1,007
Sun Communities, Inc. REIT	27,974	1,001
Parkway Properties Inc. REIT	20,939	978
Tanger Factory Outlet Centers, Inc. REIT	44,140	971
Equity Inns, Inc. REIT	85,437	942
Omega Healthcare Investors, Inc. REIT	81,050	890
Innkeepers USA Trust REIT	67,585	873
Kramont Realty Trust REIT	36,775	861
Getty Realty Holding Corp. REIT	31,676	809
Ramco-Gershenson Properties Trust REIT	27,001	733
Saul Centers, Inc. REIT	22,184	710
Affordable Residential Communities REIT	55,600	703
Town & Country Trust REIT	26,472	700
Acadia Realty Trust REIT	42,624	685
Highland Hospitality Corp. REIT	64,200	664
Investors Real Estate Trust REIT	67,038	625
First Potomac REIT	26,200	599
Ashford Hospitality Trust REIT	56,400	575
Trustreet Properties, Inc. REIT	37,355	575
Bedford Property Investors, Inc. REIT	23,404	511
Universal Health Realty Income REIT	18,082	511
Winston Hotels, Inc. REIT	40,730	477
Urstadt Biddle Properties Class A REIT	29,717	453
Correctional Properties Trust REIT	17,515	442
Cedar Shopping Centers, Inc. REIT	30,800	439
Government Properties Trust, Inc. REIT	33,607	335
Hersha Hospitality Trust REIT	32,135	320
Mission West Properties Inc. REIT	29,514	313
Sizeler Property Investors, Inc. REIT	25,854	307
Windrose Medical Properties Trust REIT	21,642	297
Associated Estates Realty Corp. REIT	28,690	286
* Boykin Lodging Co. REIT	28,458	271
American Land Lease, Inc. REIT	10,142	235
One Liberty Properties, Inc. REIT	12,272	229
National Health Realty Inc. REIT	11,635	216
Monmouth Real Estate Investment Corp. REIT	25,349	214
United Mobile Homes, Inc. REIT	11,475	184
America First Apartment Investors, Inc. REIT	11,805	141

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $309,006)	365,342

TEMPORARY CASH INVESTMENT (1.4%)

Vanguard Market Liquidity Fund, 2.748%**	5,212,890	5,213
(Cost $5,213)

TOTAL INVESTMENTS (99.4%)
(Cost $314,219)	370,555

OTHER ASSETS AND LIABILITIES—NET. (0.6%)	2,345

NET ASSETS (100%)	$372,900

*Non-income-producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $314,219,000. Net unrealized appreciation of investment securities for tax purposes was $56,336,000, consisting of unrealized gains of $59,363,000 on securities that had risen in value since their purchase and $3,027,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.